CAPITAL STOCK	12 Months Ended
Dec. 31, 2019
Capital Stock [Abstract]
CAPITAL STOCK [Text Block]

8. CAPITAL STOCK

Authorized shares

The Company’s authorized capital stock consists of an unlimited number of common shares and an unlimited number of preferred shares without nominal or par value.

Issued and outstanding

At December 31, 2019, the Company had 107,471,015 common shares and no preferred shares outstanding.

2019

On January 11, 2019, the Company completed a private placement, with the new COO of the Company, of 100,000 units at a price of $2.92 per unit for gross proceeds of $292,000. Each unit consisted of one common share and one half-warrant. Each whole warrant entitles the holder to purchase one common share at a price of $4.03 per share until January 11, 2021. The Company determined that the warrants did not have any residual value. The Company did not pay a finder’s fee in connection with the private placement and incurred $13,998 of capital stock issuance costs.

The Company cancelled and returned to treasury 62,722 shares pursuant to a depositary agreement dated September 15, 2015 between the Company and Computershare Trust Company of Canada (“Computershare”). Computershare was appointed to act as depositary for common shares of the Company to be distributed to former shareholders of SilverCrest Mines Inc. by a plan of arrangement agreement (“the Arrangement”) dated July 26, 2015. Any shares not distributed on or before October 1, 2018, the third anniversary of the date of completion of the Arrangement, were returned to the Company for cancellation.

On August 15, 2019, the Company completed a short-form prospectus offering of 4,326,300 common shares at a price of $5.85 per common share for gross proceeds of $25,308,855. The Company incurred $1,560,010 of related capital stock issue costs.

On August 16, 2019, the Company completed a private placement with SSR Mining Inc. (“SSR Mining”) of 780,000 common shares at a price of $5.85 per common share for gross proceeds of $4,563,000. SSR Mining exercised its right to maintain its pro rata ownership interest of up to 9.9% of the outstanding common shares of the Company pursuant to an agreement between the Company and SSR Mining dated November 28, 2018. The Company incurred $54,923 of related capital stock issue costs.

The Company issued 3,959,804 common shares at prices ranging from $1.45 to $2.29 per common share for gross proceeds of $5,931,471 upon the exercise of warrants. The Company incurred $6,183 of related capital stock issue costs. The Company also issued 795,000 common shares at prices ranging from $0.16 to $3.24 per common share for gross proceeds of $1,057,600 upon the exercise of stock options. Accordingly, the Company reallocated $635,357 from reserves to capital stock.

On December 18, 2019, the Company completed a short-form prospectus offering of 12,650,000 common shares at a price of $7.28 per common share for gross proceeds of $92,092,000. The Company incurred $5,254,312 of related capital stock issuance costs.

2018

On January 17, 2018, the Company completed a private placement, with the President of the Company, of 451,800 units at a price of $1.66 per unit for gross proceeds of $749,988. Each unit consisted of one common share and one half-warrant. Each whole warrant entitles the holder to purchase one common share at a price of $2.29 per share until January 17, 2020. The Company determined that the warrants did not have any residual value. The Company did not pay a finder’s fee in connection with the private placement and incurred $15,817 of capital stock issuance costs.

On May 17, 2018, the Company completed a short-form prospectus offering of 8,214,450 common shares at a price of $2.10 per common share for gross proceeds of $17,250,345. The Company incurred $1,313,612 of related capital stock issuance costs.

On December 7, 2018, the Company completed a private placement with SSR Mining of 8,220,645 common shares at a price of $3.73 per common share for gross proceeds of $30,663,006. The Company incurred $245,823 of capital stock issuance costs.

The Company issued an aggregate of 236,750 common shares to a mineral property concession holder pursuant to a mineral property option agreement (note 5). The fair value of the shares was $682,992 and the Company incurred $10,007 in related capital stock issuance costs.

The Company issued 1,052,500 common shares at $1.45 per common share and 2,458,585 common shares at $3.00 per common share for total gross proceeds of $8,901,880 on the exercise of warrants. The Company incurred $2,257 of related capital stock issuance costs. The Company also issued 685,000 common shares at $0.16 per common share for gross proceeds of $109,600 on the exercise of options. Accordingly, the Company reallocated $64,068 from reserves to capital stock.

The Company recovered $11,656 of capital stock issuance costs for shares issued in prior years.

Warrants

Warrant transactions during the year are as follows:

	2019		2018
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Outstanding, beginning of year	3,959,804	$1.50	7,402,654	$2.00
Issued	50,000	4.03	225,900	2.29
Exercised	(3,959,804)	1.50	(3,511,085)	2.54
Expired	-	-	(157,665)	3.00
Outstanding, end of year	50,000	$4.03	3,959,804	$1.50

The warrants outstanding at December 31, 2019 are as follows:

		Remaining life	Number
Expiry date	Exercise price	(years)	of warrants
January 11, 2021	$4.03	1.03	50,000

Stock options

The Company has a “rolling 10%” Stock Option Plan which authorizes the grant of stock options to directors, officers, employees, and consultants, enabling them to acquire common shares of the Company to a maximum of 10% of the then issued and outstanding common shares. The exercise price of any option will be the market price of the Company’s stock as at the date of the grant. The options can be granted for a maximum term of ten years with vesting determined by the Board of Directors.

A summary of the Company’s stock option transactions during the year is as follows:

	2019		2018
	Number of	Weighted average	Number of	Weighted average
	options	exercised price	options	exercised price
Outstanding, beginning of year	7,627,500	$1.99	4,825,000	$1.24
Issued	1,976,250	7.94	3,487,500	2.66
Exercised*	(795,000)	1.33	(685,000)	0.16
Forfeited	(50,000)	3.24	-	-
Outstanding, end of year	8,758,750	$3.38	7,627,500	$1.99

*The weighted average market value of the Company’s shares at the dates of exercise was $5.96.

During 2019, the Company granted:

  150,000 stock options to a new director and employees that can be exercised at a price of $4.54 per share until May 30, 2024;
  975,000 stock options to directors, officers, employees, and consultants that can be exercised at a price of $8.21 per share until September 4, 2024.
  7,500 stock options to an employee that can be exercised at a price of $7.89 per share until October 17, 2024;
  843,750 stock options to directors, officers, employees, and consultants that can be exercised at a price of $8.24 per share until December 19, 2024. These options vest over a 3-year period with 33% vesting after each of one year, two years, and three years after the grant date, respectively.

During 2018, the Company granted:

  500,000 stock options, on January 2, 2018, to the President of the Company that can be exercised at a price of $1.84 per share until January 2, 2023;
  955,000 stock options to directors, officers, employees, and consultants that can be exercised at a price of $1.94 per share until January 4, 2023;
  50,000 stock options to an employee that can be exercised at a price of $2.37 per share until March 1, 2023;
  100,000 stock options to a director that can be exercised at a price of $2.69 per share until May 31, 2023;
  100,000 stock options to a director that can be exercised at a price of $3.41 per share until November 11, 2023;
  200,000 stock options to the COO that can be exercised at a price of $3.30 per share until November 13, 2023; and
  1,582,500 stock options to directors, officers, employees, and consultants that can be exercised at a price of $3.24 per share until December 14, 2023.

Except as noted above, options granted during 2019 and 2018 vest over a one-year period, with 25% vesting after each of three months, six months, nine months, and twelve months after the grant date, respectively.

Stock options outstanding and exercisable at December 31, 2019 are as follows:

		Options outstanding		Options exerciseable
		Number of shares	Remaining life	Number of shares
Expiry date	Exercise price	issuable on exercise	(years)	issuable on exercise
June 30, 2020*	$1.88 - $3.24	55,000	0.50	55,000
December 9, 2020	$ 0.16	1,225,000	0.94	1,225,000
October 17, 2021	$ 2.56	100,000	1.80	100,000
December 9, 2021	$ 2.30	1,240,000	1.94	1,240,000
January 3, 2022	$ 2.55	100,000	2.01	100,000
August 4, 2022	$ 1.88	765,000	2.59	765,000
January 2, 2023	$ 1.84	500,000	3.01	500,000
January 4, 2023	$ 1.94	877,500	3.01	877,500
May 31, 2023	$ 2.69	100,000	3.42	100,000
November 11, 2023	$ 3.41	100,000	3.87	100,000
November 13, 2023	$ 3.30	200,000	3.87	200,000
December 14, 2023	$ 3.24	1,520,000	3.96	1,520,000
May 30, 2024	$ 4.54	150,000	4.42	75,000
September 4, 2024	$ 8.21	975,000	4.68	243,750
October 17, 2024	$ 7.89	7,500	4.80	-
December 19, 2024	$ 8.24	843,750	4.97	-
		8,758,750		7,101,250

*Note: the expiry date of these options was modified during 2019. See “Share-based compensation”, below.

The weighted average remaining life of options outstanding is 3.09 years.

Share-based compensation

The fair value of options granted during 2019 and 2018 was estimated using the Black-Scholes Option Pricing Model using the following weighted average assumptions:

	2019	2018
Expected option life (years)	3.70	4.67
Expected volatility	58.82%	88.62%
Expected dividend yield	-	-
Risk-free interest rate	1.42%	2.00%
Expected forfeiture rate	1.00%	1.00%
Fair value per option	$3.48	$1.74
Total fair value	$6,877,363	$6,069,960

During 2019, the Company recognized share-based compensation of $2,422,738 for the vested portion of options granted during the year of which $1,457,438 was expensed and $965,300 was recorded as exploration and evaluation expenditures (note 5). The Company also recognized share-based compensation of $3,369,067 for the vested portion of options granted during 2018, for which $1,976,105 was expensed and $1,392,962 was recorded as exploration and evaluation expenditures (note 5).

During 2019, the Company modified the expiry date of 55,000 options, with exercise prices ranging from $1.88 to $3.24 per share, to June 30, 2020. The original expiry dates ranged from December 9, 2020 to December 13, 2023. As a result of this modification, the Company recognized the incremental fair value of the options of $100,652 as stock-based compensation expense.

During 2018, the Company recognized share-based compensation expense of $2,700,894 for the vested portion of stock options granted during that period, of which $2,298,407 was expensed and $402,487 was recorded as exploration and evaluation expenditures (note 5). The Company also recognized share-based compensation of $280,961 for the vested portion of stock options previously granted during 2017, of which $246,427 was expensed and $34,534 was recorded as exploration and evaluation expenditures (note 5).

Share-based payment reserve

The share-based payment reserve records items recognized as share-based compensation and the fair value of private placement warrants issued based on the residual method. At the time that stock options or warrants are exercised, the corresponding amount is reallocated to share capital or, if cancelled or expired, the corresponding amount is reallocated to deficit.

A summary of share-based payment reserve transactions is as follows:

	2019	2018
Balance, beginning of year	$6,196,165	$3,278,378
Share-based compensation, stock options	5,892,457	2,981,855
Stock options exercised, reallocated to capital stock	(635,357)	(64,068)
Stock options forfeited, reallocated to deficit	(83,969)	-
Balance, end of year	$11,369,296	$6,196,165

Deferred share units

During 2019, the Board of Directors approved a Deferred Share Unit (“DSU”) plan. Each DSU entitles the holder to receive cash equal to the current market value of the equivalent number of common shares of the Company. DSUs vest immediately and become payable upon the retirement of the holder. The share-based compensation expense related to the DSUs was calculated using the fair value method based on the market price of the Company's shares at the end of each reporting period. As DSUs are cash settled, the Company recorded a corresponding liability in accounts payable and accrued liabilities.

During 2019, the Company issued 27,500 DSUs. At December 31, 2019, the market value of the Company’s common shares was $8.77. Accordingly, the Company recorded share-based compensation expense and an accrued liability of $241,175.

A summary of DSU transactions during the year is as follows:

2019
Outstanding, beginning of year	-
Issued	27,500
Outstanding, end of year	27,500

The following table summarizes the change in the accrued DSU liability:

2019
Outstanding, beginning of year	$-
Change in accrued DSU liability	241,175
Outstanding, end of year	$241,175